Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Information
Schedule of consolidated financial information by segment
	Three months ended March 31,
(in millions)	2013	2012
HUMIRA	$2,244	$1,934
Synagis	345	346
AndroGel	240	232
Kaletra	219	221
Niaspan	186	191
Lupron	181	199
Sevoflurane	137	156
TriCor/TRILIPIX	128	254
Synthroid	119	129
Creon	90	68
Norvir	82	83
Zemplar	81	90
All other	277	270
Net sales	$4,329	$4,173

years ended December 31 (in millions)	2012	2011	2010

HUMIRA	$9,265	$7,932	$6,508
AndroGel	1,152	874	649
TriCor/TRILIPIX	1,098	1,372	1,355
Kaletra	1,013	1,170	1,223
Niaspan	911	976	927
Synagis	842	792	726
Lupron	800	810	741
Sevoflurane	602	665	664
Synthroid	551	522	451
Norvir	389	419	344
Zemplar	383	409	596
Creon	353	332	246
All other	1,021	1,171	1,208

Net sales	$18,380	$17,444	$15,638